PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
NOTE 9:-	PROPERTY, PLANT AND EQUIPMENT, NET

Balance as of December 31, 2018:

	Office furniture	Electronic machinery and laboratory equipment	Computers	Leasehold improvements	Total
Cost
Balance as of January 1, 2018	248	3,561	139	2,120	6,068
Disposals	(7)	-	(55)	-	(62)
Additions	7	493	19	3	522
Foreign currency translation	(5)	-	(1)	-	(6)

Balance as of December 31, 2018	243	4,054	102	2,123	6,522

Accumulated Depreciation

Balance as of January 1, 2018	154	1,802	93	2,095	4,144
Disposals	(7)	-	(55)	-	(62)
Additions	18	351	33	23	425
Foreign currency translation	(4)	-	(1)	-	(5)

Balance as of December 31, 2018	161	2,153	70	2,118	4,502

Depreciated cost as of December 31, 2018	82	1,901	32	5	2,020

Balance as of December 31, 2017:

	Office furniture	Electronic machinery and laboratory equipment	Computers	Leasehold improvements	Total
Cost
Balance as of January 1, 2017	227	2,551	185	2,120	5,083
Disposals	-	-	(74)	-	(74)
Additions	9	1,010	26	-	1,045
Foreign currency translation	12	-	2	-	14

Balance as of December 31, 2017	248	3,561	139	2,120	6,068

Accumulated Depreciation

Balance as of January 1, 2017	126	1,508	118	2,057	3,809
Disposals	-	-	(74)	-	(74)
Additions	20	294	47	38	399
Foreign currency translation	8	-	2	-	10

Balance as of December 31, 2017	154	1,802	93	2,095	4,144

Depreciated cost as of December 31, 2017	94	1,759	46	25	1,924